The Charles Schwab Corporation - Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Statements of Income

Condensed Statements of Income

Year Ended December 31,	2012	2011	2010

Interest revenue	$6	$4	$3
Interest expense	(97)	(103)	(86)

Net interest revenue	(91)	(99)	(83)
Other revenues – net	(30)	8	6
Expenses excluding interest	(23)	(30)	(18)

Loss before income tax benefit and equity in net income of subsidiaries	(144)	(121)	(95)
Income tax benefit	58	43	36

Loss before equity in net income of subsidiaries	(86)	(78)	(59)
Equity in net income of subsidiaries:
Equity in undistributed net income of subsidiaries	662	600	478
Dividends from bank subsidiary	50	150	-
Dividends from non-bank subsidiaries	302	192	35

Net Income	928	864	454

Preferred stock dividends	45	-	-

Net Income Available to Common Stockholders	$883	$864	$454

Condensed Balance Sheets
Condensed Balance Sheets

December 31,	2012	2011

Assets
Cash and cash equivalents	$1,339	$852
Receivables from subsidiaries	80	57
Other securities owned – at fair value	74	77
Loans to non-bank subsidiaries	404	363
Investment in non-bank subsidiaries	3,615	3,363
Investment in bank subsidiary	6,022	5,009
Other assets	88	68

Total assets	$11,622	$9,789

Liabilities and Stockholders’ Equity
Accrued expenses and other liabilities	$482	$158
Payables to subsidiaries	14	16
Long-term debt	1,537	1,901

Total liabilities	2,033	2,075

Stockholders’ equity	9,589	7,714

Total liabilities and stockholders’ equity	$11,622	$9,789

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

Year Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities
Net income	$928	$864	$454
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(662)	(591)	(478)
Provision for deferred income taxes	9	3	3
Other	39	1	(3)
Net change in:
Receivables from brokers, dealers, and clearing organizations	-	-	11
Other securities owned	3	6	422
Other assets	(21)	26	40
Accrued expenses and other liabilities	(5)	(76)	(2)

Net cash provided by operating activities	291	233	447

Cash Flows from Investing Activities
Due from subsidiaries – net	43	24	63
Increase in investments in subsidiaries	(307)	(366)	(1,025)
Other investing activities	-	8	4

Net cash used for investing activities	(264)	(334)	(958)

Cash Flows from Financing Activities
Issuance of commercial paper	300	-	-
Issuance of long-term debt	350	-	701
Repayment of long-term debt	(727)	-	(200)
Premium paid on debt exchange	(19)	-	-
Net proceeds from preferred stock offering	863	-	-
Net proceeds from common stock offering	-	-	543
Dividends paid	(337)	(295)	(288)
Proceeds from stock options exercised and other	35	96	35
Other financing activities	(5)	3	(6)

Net cash provided by (used for) financing activities	460	(196)	785

Increase (Decrease) in Cash and Cash Equivalents	487	(297)	274
Cash and Cash Equivalents at Beginning of Year	852	1,149	875

Cash and Cash Equivalents at End of Year	$1,339	$852	$1,149